Saturna Sustainable Equity Fund
Saturna Sustainable Equity Fund
Investment Objective
Capital appreciation.
Fees and Expenses
This section describes the fees and expenses that you may pay if you buy and hold shares of the Sustainable Equity Fund.
Shareowner Fees
Shareholder Fees	Saturna Sustainable Equity Fund Saturna Sustainable Equity Fund USD ($)
Shareowner Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Saturna Sustainable Equity Fund Saturna Sustainable Equity Fund
Management Fees	0.65%
Other Expenses	0.62%
Total Annual Fund Operating Expenses	1.27%
Fee Waiver and Expense Reimbursement	0.52%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.75%

The investment adviser has committed through March 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the net operating expense ratio of 0.75%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 year	3 years	5 years	10 years
Saturna Sustainable Equity Fund | Saturna Sustainable Equity Fund | USD ($)	129	403	697	1,534

When you buy shares through a financial intermediary, that intermediary may charge a transaction fee or commission which is not reflected in the expenses table or example. Purchases and redemptions of Fund shares will be made at the daily net asset value established by the Fund (before imposition of a commission).
Portfolio Turnover
The Fund may have transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect your after-tax returns. During the most recent fiscal year, the Fund's portfolio turnover rate was 8.33% of the average value of its portfolio.
Principal Investment Strategies
Under normal conditions, the Fund invests at least 80% of its net assets in equities of issuers located throughout the world that the Fund's adviser believes demonstrate sustainable characteristics. For purposes of this investment policy, the Fund's adviser considers issuers with sustainable characteristics to be those issuers that are generally larger, more established, consistently profitable, and financially strong, and with robust policies in the areas of the environment, social responsibility, and corporate governance ("ESG").

The Fund's adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to present low risks in ESG. The Fund's adviser also uses negative screening to exclude security issuers primarily engaged in higher ESG risk businesses such as alcohol, tobacco, pornography, weapons, gambling, and fossil fuel extraction.

The Fund diversifies its investments across industries, companies, and countries, and generally follows a large and mid-cap value investment style. The Fund prefers seasoned companies that are expected to grow revenue and earnings, favoring equities of companies trading for less than the adviser's assessment of their intrinsic value, which typically means companies with low price/earnings multiples, strong balance sheets, and higher dividend yields. The Fund principally invests in securities of companies with market capitalizations of greater than $5 billion. The Fund may invest up to 30% of net assets in companies with headquarters in countries with developing economies and/or markets.
Principal Risks of Investing
Market risk: The value of the Fund's shares rises and falls as the market value of the securities in which the Fund invests goes up and down. The market value of securities will fluctuate, sometimes significantly and unpredictably, with stocks generally being more volatile than bonds. When you redeem your shares, they may be worth more or less than what you paid for them. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.

Investment strategy risk: The adviser believes that sustainable investing may mitigate security-specific risk, but the screens used in connection with sustainable investing reduce the investable universe, which limits opportunities and may increase the risk of loss during market declines. In addition, the Fund has a relatively limited operating history, having commenced investment operations in March 2015, and its limited performance history does not provide extensive information on how the Fund may perform in different market conditions.

Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Growth investing risk: The Fund may invest in growth stocks, which may be more volatile than slower-growing value stocks, especially when market expectations are not met.

Foreign investing risk: Foreign investing involves risks not normally associated with US securities. These risks include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments.

Emerging markets risk: In emerging markets and less developed countries, the risks of investing in foreign securities can be magnified by less mature political systems and weaker corporate governance standards than typically found in the developed world.

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.
Performance
Annual Total Return
The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.saturnasustainable.com.
[1]	For the period 3/27/2015 (the Fund’s inception) through 12/31/2015, and not annualized.

Best Quarter	Q1 2017	8.00%
Worst Quarter	Q4 2018	-11.81%

Average Annual Total Returns
The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1 year and the Life of the Fund compare to those of a broad-based market index.
Periods ended December 31, 2018
Average Annual Total Returns - Saturna Sustainable Equity Fund	1 Year	Life of Fund	Inception Date
Saturna Sustainable Equity Fund	(5.76%)	2.60%	Mar. 27, 2015
Saturna Sustainable Equity Fund | Return after taxes on distributions	(5.88%)	2.50%	Mar. 27, 2015
Saturna Sustainable Equity Fund | Return after taxes on distributions and sale of Fund shares	(4.32%)	2.04%	Mar. 27, 2015
S&P Global 1200 Index (reflects no deduction for fees, expenses or taxes)	(8.17%)	4.96%	Mar. 27, 2015

After-tax returns are calculated using the historical highest individual federal marginal income tax rates but do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and likely differ from those shown. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are tax-deferred, tax-exempt, or taxed at special rates.

In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.